DAVID JONES & ASSOC., P.C.
Law Firm
395 Sawdust, # 2148 The Woodlands, TX 77380	P (281) 702-2137 F (877) 639-0750

November 17, 2010

Ms. Christina DiAngelo
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:	Tanaka Funds, Inc. File Nos. 333-169566, Pre-Effective Amendment # 1 to Registration Statement on form N-14 under the Securities Act of 1933.

Dear Ms. DiAngelo:

We are, on behalf of Tanaka Funds, Inc. (the “Company”), filing Pre-Effective Amendment # 1 (“PEA#1”) to Registration Statement on Form N-14 under the Securities Act of 1933. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Company.

This PEA#1 addresses the comments received from your offices by the Company with respect to Form N-14, originally filed on September 24, 2010 and November 15 as follows:

PART A

1.
All information and relevant data missing from the original filing has been included in this PEA#1, including record date, meeting date, anticipated closing date, and financial and share data. Additionally, disclosure has been added alerting the shareholders to their ability to vote online.

2.
As requested, additional disclosure was added to the Question and Answer Section of the filing to discuss the estimated costs of the Reorganization and to disclose the parties responsible for those costs. This same disclosure was also added to the Synopsis Section.

3.
An additional Section, entitled Past Performance Histories, was added to comply with the requirements of Part A that disclosures relating to the Registrant be provided as set forth in, among others, Item 4 of Form N-1A.

4.
As requested, the line item referring to expense waivers for the Embarcadero Funds was deleted from the Expense Table and a footnote explaining that the Expense Limitation Agreement had been terminated was added directly below the table. Further, a footnote was added to the Expense table explaining that the Tanaka Growth Fund's investment adviser has been managing the Tanaka Growth Fund under an Expense Limitation Agreement whereby the adviser waives its fee and/or reimburses expenses of the Tanaka Growth Fund in order to maintain Total Annual Operating Expenses at not more than 2.45%. The Tanaka Growth Fund's investment adviser has pledged to continue to manage the Tanaka Growth Fund under its present expense limitation agreement for a period of at least three (3) years after the Reorganization

5.
The Expense Example was recalculated to properly disclose Embarcadero Fund expenses as they appeared on the amended Expense Table. The Expense Example was also amended to include disclosure relation to Tanaka Fund Expenses pre-reorganization. Further, a footnote was added to the Expense table explaining that the costs of the Reorganization were not included.

6.
As requested, unless otherwise noted, all financial and share data has been provided as of May 31, 2010. In the original filing, data relating to the Embarcadero Funds was provided as of June 30, 2010.

7.	As requested, a detailed table of the Embarcadero Funds' tax loss carryforwards has been added to the filing.

8.	As requested, additional disclosure has been added in the Financial Highlights Section to inform shareholders of the availability of the semi-annual report of Tanaka Funds, Inc., dated May 31, 2010.

PART B

1.
All pro forma financial statements, including Notes, have been amended to reflect a reorganization as of May 31, 2010. In the original filing, Tanaka Fund data was as of May 31, 2010, and Embarcadero Funds data was as of June 30, 2010.

2.
Appropriate adjustments have been made to the pro forma Statement of Operations, Statement of Assets and Liabilities, and Combined Portfolio of Investments to take into accounts differences in contractual and other expense differentials that would be impacted by the combination.

3.	The following corrections, additions and amendments have been made to the pro forma financial statements in response to your November 15, 2010 comments.

> The combined Portfolio Holdings Report has been modified to reflect the formatting found in the Funds' Financial statements.

> The Statement of Assets in Part A and Part B has been modified to reflect only the adjustment of reorganization expenses to be borne by the Embarcadero Funds

> The pro forma notes have added disclosure relating to use of estimates and Level 1, 2 and 3, securities classifications.

NAST Accounting Survivor Analysis- in response to your request that a description of the accounting survivor analysis be provided with respect to the Reorganization, we respond as follows:

In connection with the Reorganization, Tanaka Capital Management, LLC ("Tanaka") has determined that, because the combining of the Embarcadero Absolute Return Fund ("EARF") and the Embarcadero Market Neutral Fund ("EMNF") into the Tanaka Growth Fund ("TGF") will, post-Reorganization, more closely resemble TGF pre-Reorganization than SEARF or EMNF, TGF will be the accounting survivor of the Reorganization. As such, TGF post-Reorganization will maintain the performance history of TGF at the closing of the Reorganization.

Accounting Survivor

The following is an analysis regarding the accounting survivor. The analysis is based on guidance provided by the Accounting Policy Subcommittee of the Accounting/Treasurer's Committee of the Investment Company Institute ("ICI") in a white paper on fund mergers dated March 1, 2004 ("ICI White Paper"). The ICI White Paper seeks to capture and consolidate applicable industry guidance on the subject. The ICI White Paper identifies the following factors, in order of relative importance, to apply in determining the proper accounting surviving entity:

Portfolio Management: The primary factor in determining the accounting survivor is the surviving portfolio management. EARF and EMNF are advised by Van Wagoner Capital Management, LLC ("VWCM") while TGF is advised by Tanaka. Tanaka will continue to serve as investment adviser to TGF after the Reorganization. The Tanaka portfolio manager that is currently primarily responsible for the day-to-day management of TGF will continue to be primarily responsible for the day-to-day management post-Reorganization of TGF.

Portfolio Composition: The portfolio composition strategies and techniques of TGF post-Reorganization will be the strategies and techniques of TGF pre-Reorganization, resulting in a portfolio composition more like that of TGF pre-Reorganization than that of EARF or EMNF.

Investment Objectives, Policies and Restrictions: The Funds have the same investment objectives in that all three Funds seek to provide long-term growth of capital. The fundamental investment restrictions of each Fund are also substantially similar. The Funds have differing principal policies and risks, with EARF and EMNF investing in a non-correlated, market neutral style, while TGF is a long-only domestic growth stock fund. The investment policies of TGF post-Reorganization will more closely resemble those of TGF pre-Reorganization.

Expense Structure: TGF has a lower expense structure than either EARF or EMNF, and the expense structure of TGF post-Reorganization will more closely resemble those of TGF pre-Reorganization.

Asset Size: As of May 31,, 2010, TGF had approximate net assets of $3,446,213 while EARF had approximate net assets of $9,825,483 and EMNF had approximate net assets of $4,085,504.

Performance Survivor

The SEC staff has confirmed that in determining which fund's performance history to use in connection with a fund merger, the attributes of the surviving or new fund and the predecessor fund should be compared to determine which fund the surviving or new fund most closely resembles.[1] Among other factors, funds should compare the funds' respective investment advisers; investment objectives, policies and restrictions; expense structure and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies. The SEC has stated that, generally, the fund whose historical performance may be used by a new or surviving fund is the fund that is the survivor of a business combination for accounting purposes, i.e., the fund whose financial statements are carried forward. Consistent with these factors and the above analysis, therefore, Tanaka has determined that the combined fund will maintain the performance history of TGF.

[1] See North American Security Trust, 1994 SEC No-Act-LEXIS 876 (Aug. 5, 1994).

In conclusion, following the Reorganization, TGF will be the accounting and performance survivor.

Please note that the reorganization will not be completed unless a majority of both Embarcadero Funds approve the proposal.

The Company has made a good faith effort to comply with all the requirements of Form N-14 and to properly and completely address all staff comments and concerns. Accordingly, the Company respectfully requests that its registration on Form N-14 be declared effective on November 18, 2010. With respect to the Trust's request for acceleration of PEA#1, we are, on behalf of the Company, making the following representations to the Commission:

>	should the Commission or the staff, acting pursuant to delegated authority, declare PEA#1 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

>
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA#1 effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

>	the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct comments regarding this PEA#1 to me at the above address and phone number. Thank you for your consideration.

David D. Jones